Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts — Describe(A)	Deductions — Describe(B)	Balance at End of Period
Year ended March 31, 2019 Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$21,052	$—	$765,732	$757,606	$29,178
Year ended March 31, 2018 Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$27,276	$—	$425,140	$431,364	$21,052